COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 798,290	$ 755,656
Legal provisions proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	124,012	123,603
Civil proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	344,152	273,795
Administrative and other proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 330,126	$ 358,258